Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2014
Short-term borrowings
Schedule of short-term borrowings

	As of March 31, 2013	As of March 31, 2014
Amsterdam Trade Bank N.V.	$12,430	$—
Deutsche Bank AG, London Branch	3,149	9,082
BNP Paribas Dublin Branch	812	8,034
Citibank Europe PLC	—	2,414
Citibank Europe PLC (overdraft)	—	598
Other	185	348

Total	$16,576	$20,476